SHARE CAPITAL - Share repurchases (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Shares repurchased	83,959	7,527
Share repurchase cost	$ 2,304	$ 307
Average repurchase cost per share	$ 27.45	$ 40.83
Liability for share purchase commitment	$ 230
Issued capital [member]
Share Capital
Share repurchase cost	1,382	$ 124
Liability for share purchase commitment	120
Retained earnings
Share Capital
Share repurchase cost	922	$ 183
Liability for share purchase commitment	$ 110